Fair Value Measurements (Details) (USD $)					12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Maximum	Mar. 31, 2014 Level 1	Dec. 31, 2013 Level 1	Mar. 31, 2014 Level 2	Dec. 31, 2013 Level 2	Dec. 31, 2012 Level 2	Mar. 31, 2014 Total Fair Value	Dec. 31, 2013 Total Fair Value	Dec. 31, 2012 Total Fair Value	Mar. 31, 2014 Recurring Level 1	Dec. 31, 2013 Recurring Level 1	Dec. 31, 2012 Recurring Level 1	Mar. 31, 2014 Recurring Level 2	Dec. 31, 2013 Recurring Level 2	Dec. 31, 2012 Recurring Level 2	Mar. 31, 2014 Recurring Level 3	Dec. 31, 2013 Recurring Level 3	Dec. 31, 2012 Recurring Level 3	Mar. 31, 2014 Recurring Total Fair Value	Dec. 31, 2013 Recurring Total Fair Value	Dec. 31, 2012 Recurring Total Fair Value
Fair Value Measurements
Aggregate fair value of PrimeLending's mortgage loans held for sale accounted for under the Fair Value Option	$ 886,600,000	$ 1,090,000,000		$ 1,400,000,000
Unpaid principal balance of PrimeLending loans held for sale accounted under the fair value option	860,500,000	1,070,000,000		1,360,000,000
Fair value measurements
Holding period of mortgage loans held for sale					30 days
Financial assets and liabilities
Cash and cash equivalents						917,410,000	746,023,000				917,410,000	746,023,000			746,023,000	726,460,000								746,023,000	726,460,000
Trading securities	53,350,000	58,846,000		90,113,000										33,000	33,000		53,317,000	58,813,000	90,113,000				53,350,000	58,846,000	90,113,000
Available for sale securities	1,245,359,000	1,203,143,000		990,953,000										24,663,000	22,079,000	20,428,000	1,156,598,000	1,121,011,000	914,248,000	64,098,000	60,053,000	56,277,000	1,245,359,000	1,203,143,000	990,953,000
Loans held for sale																	860,374,000	1,061,310,000	1,400,737,000	26,826,000	27,729,000		887,200,000	1,089,039,000	1,400,737,000
Derivative assets																	23,365,000	23,564,000	15,697,000				23,365,000	23,564,000	15,697,000
Mortgage servicing asset	29,939,000	20,149,000	4,430,000	2,080,000																29,939,000	20,149,000	2,080,000	29,939,000	20,149,000	2,080,000
Time deposits								6,667,621,000	6,722,909,000	4,698,848,000	6,667,621,000	6,722,909,000	4,698,848,000						1,073,000						1,073,000
Trading liabilities																	48,000	46,000	3,164,000				48,000	46,000	3,164,000
Derivative liabilities																		$ 139,000	$ 1,080,000	$ 5,950,000	$ 5,600,000	$ 4,490,000	$ 5,950,000	$ 5,739,000	$ 5,570,000